Intangible Assets - Details Of changes In Intangible Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	₩ 996,842			₩ 849,114		₩ 785,386
Changes in intangible assets and goodwill [abstract]
Acquisitions	222,569			242,789		163,219
Disposal	(4,572)			(2,318)		(1,297)
Amortization	(169,284)	[1]		(160,954)	[2]	(162,835)	[3]
Impairment losses	(871)
Reversal of Impairment losses				37		88
Transfer	0			(31)		0
Business combination	22,012			62,974		65,465
Foreign currencies translation adjustments	27,908			6,868		(6,557)
Others	(3,202)			(1,637)		5,645
Ending balance	1,091,402		$ 738,432	996,842		849,114
Amortization of other intangible assets included in other operating expenses	28,509			22,349		14,664
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	445,093			397,527		345,449
Changes in intangible assets and goodwill [abstract]
Acquisitions	0			0		0
Disposal	0			0		0
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	0
Reversal of Impairment losses				0		0
Transfer	0			0		0
Business combination	15,139			41,527		57,670
Foreign currencies translation adjustments	22,475			6,039		(5,592)
Others	0			0		0
Ending balance	482,707			445,093		397,527
Industrial property rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	509			643		723
Changes in intangible assets and goodwill [abstract]
Acquisitions	18			72		162
Disposal	0			0		0
Amortization	(188)	[1]		(206)	[2]	(242)	[3]
Impairment losses	0
Reversal of Impairment losses				0		0
Transfer	109			0		0
Business combination	0			0		0
Foreign currencies translation adjustments	0			0		0
Others	0			0		0
Ending balance	448			509		643
Development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	242,091			212,627		207,708
Changes in intangible assets and goodwill [abstract]
Acquisitions	96,140			105,596		91,992
Disposal	(113)			0		0
Amortization	(75,417)	[1]		(76,192)	[2]	(87,294)	[3]
Impairment losses	0
Reversal of Impairment losses				0		0
Transfer	12,990			61		300
Business combination	0			0		0
Foreign currencies translation adjustments	0			(1)		(5)
Others	0			0		(74)
Ending balance	275,691			242,091		212,627
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	253,156			192,373		193,182
Changes in intangible assets and goodwill [abstract]
Acquisitions	94,047			125,509		62,073
Disposal	(1,794)			(1,028)		(2)
Amortization	(93,679)	[1]		(84,556)	[2]	(75,299)	[3]
Impairment losses	0
Reversal of Impairment losses				0		0
Transfer	11,067			650		182
Business combination	6,117			18,882		7,795
Foreign currencies translation adjustments	4,502			854		(865)
Others	137			472		5,307
Ending balance	273,553			253,156		192,373
Membership deposit
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	47,851			42,917		37,607
Changes in intangible assets and goodwill [abstract]
Acquisitions	6,988			4,000		6,571
Disposal	(2,665)			(1,290)		(1,295)
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	(296)
Reversal of Impairment losses				37		88
Transfer	(77)			(392)		0
Business combination	756			2,565		0
Foreign currencies translation adjustments	345			4		(42)
Others	(497)			10		(12)
Ending balance	52,405			47,851		42,917
Construction in progress
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,142			3,027		717
Changes in intangible assets and goodwill [abstract]
Acquisitions	25,376			7,612		2,421
Disposal	0			0		0
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	(575)
Reversal of Impairment losses				0		0
Transfer	(24,089)			(350)		(482)
Business combination	0			0		0
Foreign currencies translation adjustments	586			(28)		(53)
Others	(2,842)			(2,119)		424
Ending balance	₩ 6,598			₩ 8,142		₩ 3,027

[1]	Amortization of other intangible assets amounting to 28,509 million Won is included in other operating expenses.
[2]	Amortization of other intangible assets amounting to 22,349 million Won is included in other operating expenses.
[3]	Amortization of other intangible assets amounting to 14,664 million Won is included in other operating expenses.